Capital Leases (Details ) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Schedule by years of future minimum payments required under the lease
2013	$ 32,768	$ 16,923
2014	22,527	16,923
2015	3,580	11,282
Total minimum lease payments	67,068	45,128
Less amount representing interest	(11,386)	(4,231)
Present value of minimum lease payments	$ 55,672	$ 40,897